Investment Objectives and Goals - Suncoast Select Growth ETF	May 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUNCOAST SELECT GROWTH ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Suncoast Select Growth ETF (the “Fund”) seeks to achieve long-term capital appreciation.